Stated Capital - Summary of Beneficial Shareholders (Detail)	Dec. 31, 2022 shares
Public Investment Corporation (Government Employees Pension Fund)
Disclosure of beneficial ownership [line items]
Number of shares	101,392,308
% of issued ordinary shares	11.37%
VanEck Vectors Gold Miners ETF
Disclosure of beneficial ownership [line items]
Number of shares	46,198,984
% of issued ordinary shares	5.18%